Feb-23-05 04:17pm From-NEW YORK STOCK EXCHA[redacted]893 T-225 P.002/002 F-611

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05004092

CERTNYS

1-15515

NYSE

RECD S.E.C.
FEB 23 2005
1086

February 23, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Textron Financial Corporation, 5.125% Medium-Term Notes, Series E, due August 15, 2014 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 23, 2005. Tentative listing date – February 25, 2005.

Sincerely,

PROCESSED
FEB 24 2005
THOMSON FINANCIAL

709255